LEASES - Additional Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Feb. 28, 2026	Dec. 31, 2025
Leases [Line Items]
Prepayments, other receivables and other assets	$ 209,300,000		$ 253,400,000
Janssen
Leases [Line Items]
Lease commitment, percentage of future lease payments expected under profit Sharing agreement		50.00%
Lease liabilities		$ 30,600,000
Finance lease receivables		15,300,000
Prepayments, other receivables and other assets		15,300,000
Current finance lease receivables		1,800,000
Non-current finance lease receivables		$ 13,500,000
Freehold land
Leases [Line Items]
Lessee, lease terms	50 years
Ongoing lease payments	$ 0
Bottom of Range
Leases [Line Items]
Lessee, lease terms	3 years
Top of Range
Leases [Line Items]
Lessee, lease terms	29 years